Note 8 - Income Taxes (Details) - Reconciliation Between the Statutory Federal Income Tax Rate and the Effective Income Tax Rate	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation Between the Statutory Federal Income Tax Rate and the Effective Income Tax Rate [Abstract]
Federal statutory rate	(34.00%)	(34.00%)
State taxes, net of federal benefit	2.70%	(37.10%)
Non-deductible goodwill	0.00%	0.00%
ISO / ESPP	0.00%	1.30%
Other	0.00%	0.40%
Change in valuation allowance	31.30%	69.60%
Tax provision	0.00%	0.20%